Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 27.0%
Alumina Ltd.	754,528	$1,178,938
BHP Group Ltd.	908,048	23,481,008
BHP Group PLC	651,928	14,419,902
BlueScope Steel Ltd.	158,992	1,564,739
Fortescue Metals Group Ltd.	426,816	2,809,035
Galaxy Resources Ltd.(a)(b)	119,020	74,467
Iluka Resources Ltd.	131,328	845,664
Independence Group NL	155,040	613,484
Jupiter Mines Ltd.	476,520	80,580
Lynas Corp. Ltd.(a)	201,856	296,282
Mineral Resources Ltd.	53,048	557,242
Mount Gibson Iron Ltd.	122,056	66,460
Orocobre Ltd.(a)(b)	63,080	107,522
OZ Minerals Ltd.	100,168	714,801
Perenti Global Ltd.	187,720	246,964
Pilbara Minerals Ltd.(a)(b)	501,904	101,846
Rio Tinto Ltd.	114,152	7,481,884
Sandfire Resources NL	50,920	192,533
Sims Metal Management Ltd.(b)	53,048	387,163
South32 Ltd.	1,543,712	2,819,251
Syrah Resources Ltd.(a)	13,331	3,156
Western Areas Ltd.	90,896	170,920

		58,213,841

Austria — 0.4%
voestalpine AG	35,416	939,145

Belgium — 0.1%
Bekaert SA	11,552	303,910

Brazil — 5.6%
Cia. Siderurgica Nacional SA	197,600	586,963
Vale SA(a)	978,988	11,571,984

		12,158,947

Canada — 3.5%
Altius Minerals Corp.	12,312	102,612
ERO Copper Corp.(a)	19,304	297,935
First Quantum Minerals Ltd.	213,104	1,949,342
HudBay Minerals, Inc.	74,480	242,799
Ivanhoe Mines Ltd., Class A(a)	182,552	482,407
Labrador Iron Ore Royalty Corp.	19,456	370,005
Largo Resources Ltd.(a)	89,376	68,634
Lithium Americas Corp.(a)(b)	14,744	43,069
Lucara Diamond Corp.	111,872	69,065
Lundin Mining Corp.	204,592	1,107,485
Major Drilling Group International Inc.(a)	26,144	105,698
Stelco Holdings Inc.	10,792	86,369
Teck Resources Ltd., Class B	152,912	2,394,556
Turquoise Hill Resources Ltd.(a)	244,568	112,318

		7,432,294

Chile — 0.1%
CAP SA	20,520	132,999

China — 2.2%
Aluminum Corp. of China Ltd., Class A(a)	243,200	113,471
Aluminum Corp. of China Ltd., Class H(a)	1,216,000	372,827
Angang Steel Co. Ltd., Class A	106,483	47,713
Baoshan Iron & Steel Co. Ltd., Class A	349,699	272,101
China Hongqiao Group Ltd.	532,000	279,329
China Metal Recycling Holdings Ltd.(a)(c)	132,000	0	(d)

Security	Shares	Value

China (continued)
China Molybdenum Co. Ltd., Class A	243,200	$123,158
China Molybdenum Co. Ltd., Class H	1,242,000	425,226
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	76,070	107,559
China Oriental Group Co. Ltd.	304,000	125,441
China Zhongwang Holdings Ltd.	486,400	194,492
Ganfeng Lithium Co. Ltd., Class A	15,200	60,000
GEM Co. Ltd., Class A	75,999	43,784
Guangdong HEC Technology Holding Co. Ltd., Class A	60,800	76,455
Hesteel Co. Ltd., Class A	197,600	70,833
Hunan Valin Steel Co. Ltd., Class A(a)	76,000	48,757
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	881,698	160,538
Inner Mongolia Eerduosi Resources Co. Ltd., Class B	158,596	114,665
Jiangxi Copper Co. Ltd., Class A	15,200	30,465
Jiangxi Copper Co. Ltd., Class H	456,000	526,036
Jinchuan Group International Resources Co. Ltd.	760,000	58,254
Jinduicheng Molybdenum Co. Ltd., Class A	60,800	62,098
Maanshan Iron & Steel Co. Ltd., Class A	91,200	35,676
Maanshan Iron & Steel Co. Ltd., Class H	304,000	115,343
MMG Ltd.(a)	742,000	162,093
Nanjing Iron & Steel Co. Ltd., Class A	91,200	42,811
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	167,200	66,357
Sansteel Minguang Co. Ltd. Fujian, Class A	45,600	54,746
Shandong Nanshan Aluminum Co. Ltd., Class A	228,000	70,055
Shanxi Taigang Stainless Steel Co. Ltd., Class A	121,600	67,979
Shenghe Resources Holding Co. Ltd.	45,600	52,800
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	60,800	34,422
Shougang Fushan Resources Group Ltd.	608,000	132,043
Tiangong International Co. Ltd.	304,000	117,674
Tongling Nonferrous Metals Group Co. Ltd., Class A	212,800	64,476
Western Mining Co. Ltd., Class A(a)	60,800	46,962
Xiamen Tungsten Co. Ltd., Class A	30,399	52,366
Xinxing Ductile Iron Pipes Co. Ltd., Class A	91,200	51,633
Xinyu Iron & Steel Co. Ltd., Class A	60,800	41,514
Yintai Gold Co. Ltd., Class A	30,400	52,195
Yunnan Tin Co. Ltd., Class A(a)	30,400	41,730
Zhejiang Huayou Cobalt Co. Ltd., Class A	15,200	65,925

		4,682,002

Egypt — 0.0%
Ezz Steel Co. SAE(a)	77,504	54,474

Finland — 0.1%
Outokumpu OYJ	97,736	280,293

France — 0.3%
APERAM SA	15,504	464,976
Eramet	2,888	129,219

		594,195

Germany — 1.1%
Aurubis AG	10,184	482,393
Salzgitter AG	12,312	243,675
thyssenkrupp AG(b)	125,400	1,573,468

		2,299,536

India — 2.0%
APL Apollo Tubes Ltd.	2,128	46,452
Hindalco Industries Ltd.	355,528	991,935
Jindal Saw Ltd.	45,296	50,892
Jindal Steel & Power Ltd.(a)	125,967	282,707
JSW Steel Ltd.	257,640	939,338

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
MOIL Ltd.	25,840	$49,906
National Aluminium Co. Ltd.	163,400	101,132
Tata Steel Ltd., GDR(b)(e)	102,904	605,075
Vedanta Ltd.	394,136	794,453
Vedanta Ltd., ADR	53,656	431,931
Welspun Corp. Ltd.	17,291	33,551

		4,327,372

Indonesia — 0.1%
Aneka Tambang Tbk	2,614,438	139,017
Krakatau Steel Persero Tbk PT(a)	942,453	17,372
Timah Tbk PT	896,867	44,827

		201,216

Japan — 6.7%
Asahi Holdings Inc.	15,200	361,019
Daido Steel Co. Ltd.	12,600	567,811
Dowa Holdings Co. Ltd.	15,200	543,403
Hitachi Metals Ltd.	65,300	913,520
JFE Holdings Inc.	152,000	1,936,262
Kobe Steel Ltd.	106,400	543,125
Kyoei Steel Ltd.	10,100	190,176
Maruichi Steel Tube Ltd.	15,200	437,220
Mitsubishi Materials Corp.	34,500	921,176
Mitsui Mining & Smelting Co. Ltd.	15,200	381,839
Nakayama Steel Works Ltd.	15,200	67,041
Neturen Co. Ltd.	15,200	121,867
Nippon Denko Co. Ltd.	60,800	97,715
Nippon Light Metal Holdings Co. Ltd.	182,400	371,429
Nippon Steel Corp.	248,305	3,640,340
Sumitomo Metal Mining Co. Ltd.	76,000	2,301,306
Toho Titanium Co. Ltd.	15,200	133,942
Tokyo Steel Manufacturing Co. Ltd.	30,400	232,074
UACJ Corp.	13,238	297,133
Yamato Kogyo Co. Ltd.	15,200	374,066

		14,432,464

Malaysia — 0.2%
Press Metal Aluminium Holdings Bhd	440,800	496,052

Mexico — 1.3%
Grupo Mexico SAB de CV, Series B	1,079,200	2,826,153

Netherlands — 2.0%
AMG Advanced Metallurgical Group NV(b)	10,032	236,269
ArcelorMittal	205,352	3,515,868
Constellium SE(a)	37,544	530,872

		4,283,009

Norway — 0.7%
Norsk Hydro ASA	416,632	1,474,788

Peru — 0.5%
Southern Copper Corp.	26,600	1,011,598

Poland — 0.5%
Jastrzebska Spolka Weglowa SA	17,176	91,786
KGHM Polska Miedz SA(a)	43,016	988,772

		1,080,558

Qatar — 0.1%
Qatar Aluminum Manufacturing Co.	869,592	190,368

Russia — 3.8%
Alrosa PJSC	804,082	974,607

Security	Shares	Value

Russia (continued)
Magnitogorsk Iron & Steel Works PJSC	684,000	$414,902
Mechel PJSC, ADR(a)	40,584	75,080
MMC Norilsk Nickel PJSC	19,456	5,160,214
Novolipetsk Steel PJSC	366,320	737,656
Raspadskaya OJSC	168	268
Severstal PJSC	64,904	916,957

		8,279,684

Saudi Arabia — 0.7%
Saudi Arabian Mining Co.(a)	131,936	1,511,107

South Africa — 2.4%
African Rainbow Minerals Ltd.	35,720	370,022
Anglo American Platinum Ltd.	16,720	1,383,516
Impala Platinum Holdings Ltd.(a)	245,328	1,885,207
Kumba Iron Ore Ltd.	19,608	502,986
Northam Platinum Ltd.(a)	110,808	809,149
Royal Bafokeng Platinum Ltd.(a)	36,936	110,382

		5,061,262

South Korea — 3.1%
Dongkuk Steel Mill Co. Ltd.(a)	17,328	87,436
Hyundai Steel Co.	24,928	670,079
KISWIRE Ltd.	1,672	31,072
Korea Zinc Co. Ltd.	2,584	888,205
Namsun Aluminum Co. Ltd.(a)	18,848	48,032
Poongsan Corp.	5,776	103,916
POSCO	24,168	4,716,356
Seah Besteel Corp.	3,800	50,993
SeAH Steel Holdings Corp.	1	40
Young Poong Corp.	152	81,202

		6,677,331

Spain — 0.3%
Acerinox SA	50,464	529,263
Tubacex SA(b)	39,520	123,752

		653,015

Sweden — 1.5%
Boliden AB	84,512	2,180,750
Granges AB	22,800	227,592
SSAB AB, Class A	68,856	214,362
SSAB AB, Class B	192,280	540,553

		3,163,257

Switzerland — 0.0%
Schmolz + Bickenbach AG, Registered(a)	2,612	568

Taiwan — 1.8%
China Metal Products	152,011	154,699
China Steel Corp.	3,648,612	2,798,300
Chung Hung Steel Corp.	310,000	99,166
Feng Hsin Steel Co. Ltd.	152,000	269,520
Hsin Kuang Steel Co. Ltd.	152,000	139,493
TA Chen Stainless Pipe	304,610	290,528
Tung Ho Steel Enterprise Corp.	152,000	112,591
Yieh Phui Enterprise Co. Ltd.	353,644	106,404

		3,970,701

Turkey — 0.4%
Eregli Demir ve Celik Fabrikalari TAS	419,520	585,801
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(b)	228,912	95,256
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	63,992	102,392

		783,449

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 19.2%
Anglo American PLC	319,656	$8,379,074
Antofagasta PLC	121,904	1,368,687
Central Asia Metals PLC	55,176	150,948
Evraz PLC	155,496	745,001
Ferrexpo PLC	90,440	167,755
Glencore PLC	3,347,192	10,559,881
Hill & Smith Holdings PLC	25,080	440,873
KAZ Minerals PLC	80,408	509,118
Rio Tinto PLC	348,992	18,966,466

		41,287,803

United States — 10.9%
AK Steel Holding Corp.(a)(b)	96,520	266,395
Alcoa Corp.(a)	57,760	1,175,416
Allegheny Technologies Inc.(a)(b)	38,912	897,311
Carpenter Technology Corp.	14,440	759,111
Century Aluminum Co.(a)(b)	17,480	123,234
Cleveland-Cliffs Inc.(b)	84,208	672,822
Commercial Metals Co.	36,632	782,460
Compass Minerals International Inc.	10,488	579,672
Coronado Global Resources Inc.(f)	61,104	81,835
Freeport-McMoRan Inc.	447,944	5,097,603
Haynes International Inc.	4,256	156,280
Kaiser Aluminum Corp.	4,864	532,997
Materion Corp.	6,232	366,816
Nucor Corp.	93,784	5,285,666
Reliance Steel & Aluminum Co.	20,520	2,420,950
Ryerson Holding Corp.(a)	6,384	68,053
Schnitzer Steel Industries Inc., Class A	8,208	176,882
Steel Dynamics Inc.	68,096	2,296,878
SunCoke Energy Inc.	26,904	137,748
TimkenSteel Corp.(a)(b)	11,856	69,002
U.S. Steel Corp.(b)	52,744	692,001
Warrior Met Coal Inc.(b)	14,592	299,574
Worthington Industries Inc.	12,160	465,728

		23,404,434

Total Common Stocks — 98.6% (Cost: $248,188,335)		212,207,825

Preferred Stocks

Brazil — 1.1%
Bradespar SA, Preference Shares, NVS	76,000	614,715

Security	Shares	Value

Brazil (continued)
Cia. Ferro Ligas da Bahia-Ferbasa, Preference Shares, NVS	15,200	$70,243
Gerdau SA, Preference Shares, NVS	334,400	1,344,465
Metalurgica Gerdau SA, Preference Shares, NVS	212,800	392,555

		2,421,978

Total Preferred Stocks — 1.1% (Cost: $999,056)		2,421,978

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(g)(h)(i)	5,596,841	5,599,080
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(g)(h)	180,000	180,000

		5,779,080

Total Short-Term Investments — 2.7% (Cost: $5,778,398)		5,779,080

Total Investments in Securities — 102.4% (Cost: $254,965,789)		220,408,883

Other Assets, Less Liabilities — (2.4)%		(5,214,178)

Net Assets — 100.0%		$215,194,705

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,540,139	2,056,702	5,596,841	$5,599,080	$22,901	(a)	$(29)	$(509)
BlackRock Cash Funds: Treasury, SL Agency Shares	186,000	(6,000)	180,000	180,000	1,042		—	—

				$5,779,080	$23,943		$(29)	$(509)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Global Metals & Mining Producers ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$212,133,358	$—	$74,467	$212,207,825
Preferred Stocks	2,421,978	—	—	2,421,978
Money Market Funds	5,779,080	—	—	5,779,080

	$220,334,416	$—	$74,467	$220,408,883

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

4